Stockholders' equity - Summary of Share Based Compensation Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 218,294	$ 237,822	$ 272,938
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	2,115	6,699	29,910
Sales and Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	65,517	75,843	75,843
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 150,662	$ 155,280	$ 167,185